SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change In Non-Cash Operating Working Capital [Abstract]
Trade and other receivables	$ 15.1	$ (13.8)
Inventories	2.8	(8.8)
Prepaid expenses and other	(1.5)	1.8
Trade and other payables	24.5	0.5
Total change in non-cash operating working capital	40.9	(20.3)
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on share purchase warrants	(1.2)	(0.2)
Unrealized loss on concentrate contracts	1.9	4.5
Equity settled share-based payment expense	5.7	5.4
Gain on disposal of assets	(0.3)	(0.1)
Settlement and loss (gain) on revaluation of gold price option contracts	13.9	(10.5)
Unrealized loss on gold stream obligation	21.8	31.1
Unrealized loss on copper forward contracts and copper price option contracts	4.4	0.0
Other non-cash adjustments	0.2	(1.9)
Total other non-cash adjustments	$ 46.4	$ 28.3